Taxes (Details) - Schedule of components of provision for income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of components of provision for income taxes [Abstract]
Current	$ 739	$ 147	$ 324
Income tax expenses	$ 739	$ 147	$ 324